Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 851.0	$ 1,016.3
Short-term investments, at quoted market value (cost of $4.8 and $4.8)	4.3	4.3
Accounts receivable, less allowances of $55.5 and $65.8	1,804.9	1,763.7
Inventories	1,443.3	1,330.1
Deferred tax assets	182.0	157.8
Other current assets	549.3	549.7
Total current assets	4,834.8	4,821.9
Property, Plant and Equipment, at Cost, Net	1,726.4	1,611.3
Acquisition-related Intangible Assets, Net	7,804.5	7,815.9
Other Assets	604.4	611.3
Goodwill	12,474.5	11,973.3
Total Assets	27,444.6	26,833.7
Current Liabilities:
Short-term obligations and current maturities of long-term obligations	93.1	1,272.8
Accounts payable	641.4	612.3
Accrued payroll and employee benefits	388.0	324.4
Deferred revenue	196.5	192.5
Other accrued expenses	774.3	711.1
Total current liabilities	2,093.3	3,113.1
Deferred Income Taxes	2,047.2	2,229.3
Other Long-term Liabilities	808.2	698.0
Long-term Obligations	7,031.2	5,755.2
Commitments and Contingencies
Shareholders' Equity:
Preferred stock, $100 par value, 50,000 shares authorized; none issued
Common stock, $1 par value, 1,200,000,000 shares authorized; 413,491,691 and 406,416,940 shares issued	413.5	406.4
Capital in excess of par value	10,501.1	10,152.0
Retained earnings	7,697.3	6,716.3
Treasury stock at cost, 56,047,926 and 35,033,919 shares	(2,996.8)	(1,837.1)
Accumulated other comprehensive items	(150.4)	(399.5)
Total shareholders' equity	15,464.7	15,038.1
Total Liabilities & Shareholders' Equity	$ 27,444.6	$ 26,833.7